Intangible Asset, Net (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Intangible Asset Net [Line Items]
Beginning balance	$ 3,382,500	$ 3,877,500	$ 4,372,500
Addition	(123,750)	(495,000)	(495,000)
Ending balance	3,258,750	3,382,500	3,877,500
Satellite System software [Member]
Intangible Asset Net [Line Items]
Beginning balance	4,950,000	4,950,000	4,950,000
Addition
Ending balance	4,950,000	4,950,000	4,950,000
Accumulated amortization [Member]
Intangible Asset Net [Line Items]
Beginning balance	(1,567,500)	(1,072,500)	(577,500)
Addition	(123,750)	(495,000)	(495,000)
Ending balance	$ (1,691,250)	$ (1,567,500)	$ (1,072,500)